Information about the main subsidiaries	12 Months Ended
Jun. 30, 2023
Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating and holding subsidiaries. The Group considers that the subsidiaries below are the ones with significant non-controlling interests to the Group.

Restrictions, commitments and other matters in respect of subsidiaries

According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve. Dividends are paid across the Group’s subsidiaries based on their individual accounting statements.

Arcos del Gourmet (“Arcos” or “AGSA”)

1. Lawsuits related to the concession granted by the Argentine government.

In November 2008, the Arcos del Gourmet S.A. signed a contract with the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish) for which the Company had been granted the concession to use the properties located in the jurisdiction of Estación Palermo, ex Línea San Martín - Palermo loading deck (on Juan B. Justo Avenue from Santa Fe Avenue to Paraguay Street) until December 31, 2025.

Subsequently, in September 2011, a Contract for the Readjustment of this Concession was entered into with the Railway Infrastructure Administrator (ADIF in Spanish) (to which the rail assets were transferred in the jurisdiction of AABE), pursuant to the term of the Arcos concession agreement was extended until December 31, 2030. This new agreement provides for an automatic extension of 3 years and 4 months if the Company complies with the agreement, as determined by ADIF. Likewise, a new extension is established for an additional 3 years if the Company so declares and ADIF corroborates compliance with the obligations. This agreement established an initial monthly fee of ARS 0.2 million (plus VAT) until December 31, 2025, and ARS 0.25 million (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.

The Argentine government issued Executive Order 1723/2012, whereby several plots of land located in prior rail yards of Palermo, Liniers and Caballito were designated for development and urbanization projects.

In this respect and as part of several measures related to other licensed persons and/or concessionaires, the Company was notified of Resolution 170/2014 which led to the revocation of the Arcos Concession agreement. In this context, it is important to note that the actions taken:

(i) were not a result of any wrongdoing on Arcos behalf and;

(ii) as of the date of issuance of these financial statements, these actions have not disrupted the ongoing commercial activities and operations of the shopping mall, which continues to function under normal conditions.

1.A. “ARCOS DEL GOURMET SA AND ANOTHER V. EN-AABE KNOWLEDGE PROCESS”:

 This process was initiated on June 18, 2015, by AGSA to raise the nullity of the revocation of the contract for the readjustment of the use and exploitation concession, established by Resolution No. 170/2014 by the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish). Evidence was produced, and arguments were presented. On August 24, 2022, the Court rejected the lawsuit filed by Arcos del Gourmet SA, with costs. On August 26, 2022, Arcos del Gourmet S.A. appealed the final judgment issued in the case. The company's main grievance is the violation of its property rights due to the abrupt revocation, as well as the arbitrariness of it being arranged before there is a specific urban project to move forward. As of December 15, 2022, the file is pending judgment.

Considering that ARCOS has not breached any obligations and based on the opinion of our external legal advisors, we believe there is a higher probability that the outcome will be favorable to AGSA's interests.

1.B. “PLAYAS FERROVIARIAS DE BUENOS AIRES SA V. ARCOS DEL GOURMET SA EVICTION LAW 17.091”:

On June 14, 2018, Playas Ferroviarias de Buenos Aires S.A. initiated an eviction process against AGSA. On February 13, 2019, it was decided to accumulate the eviction process with the nullity action promoted by AGSA (referred to in the preceding 1.A). On May 11, 2022, the Court ruled to decree the immediate eviction of AGSA and/or occupants and/or intruders of the properties. At the same time, it ordered Playas Ferroviarias de Buenos Aires S.A. to make arrangements to ensure the continuity of the commercial activities of the sub-lessees and the employment sources they employ and, for at least 6 months, the values agreed upon with the current concessionaire must be maintained. The next day, AGSA appealed. Finally, on July 13, 2022, the Prosecutor published an opinion recommending the dismissal of the unconstitutionality raised by AGSA concerning Law 17.091. As of July 15, 2022, the file is pending judgment in Chamber V of the National Court of Appeals for Administrative Litigation.

Based on the opinion of our external legal advisors, we believe there is a higher probability that the outcome will be favorable to AGSA's interests.

1.C. “ARCOS DEL GOURMET SA V. ADMINISTRACION DE INFRAESTRUCTURAS FERROVIARIAS SOC DEL ESTADO CONSIGNMENT LAWSUIT”:

On April 8, 2015, AGSA initiated this lawsuit since AGSA was not allowed to pay the March 2015 canon corresponding to the Readjustment Contract of Use and Exploitation that Arcos agreed with ADIF. To date, all the canons that have been accrued to date have been judicially deposited - and those amounts invested in fixed-term deposits. On November 17, 2017, ADIF answered the lawsuit. The trial opened for evidence on 21/03/2019, which was produced, and arguments were presented in December 2022. The judgment has not yet been ordered, as it is awaiting the resolution of the lawsuit referred to in section 1.A above.

Based on the opinion of our external legal advisors, although will be highly relevant the outcome in section 1.A., we believe there is a higher probability that the outcome will be favorable to AGSA's interests.

2 Lawsuits related to the Distrito Arcos project:

2.A. “FEDERACION DE COMERCIO E INDUSTRIA DE LA CIUDAD DE BUENOS AIRES (FECOBA) and others V. GCBA and others on protective petition”:

Federación de Comercio e Industria de la Ciudad de Buenos Aires ( Federation of Commerce and Industry of the City of Buenos Aires, or FECOBA in Spanish) argued that the project under which the open-air commercial walk known as "DISTRITO ARCOS" was executed did not have the necessary environmental approvals and did not comply with zoning guidelines. It also requested a precautionary measure that was admitted and caused the opening to the public to be delayed until December 18, 2014, which is currently operating normally.

In the main process, after the submission of various procedural resources, Chamber III of the Appeals Court issued a judgment on February 14, 2019, in the following sense: it condemned AGSA and GCBA, with AGSA having to allocate at least 23,319.41 square meters - equivalent to 65% of the total surface - for public use and benefit with unrestricted access and especially and preferably for the generation of new landscaped green spaces - located wholly or partially on the property subject to the lawsuit (Distrito Arcos) or neighboring lands. If the company cannot allocate the entire land fraction to the City of Buenos Aires, it will then have to pay, after conducting an expert opinion, the necessary sum of money so that the Administration can search for a property to comply with the purpose established during the concession contract's validity. If none of the mentioned alternatives were carried out by AGSA, the demolition of the necessary works on the property would be ordered to comply with the stipulations of the Urban Planning Code (art. 3.1.2). Later, within the framework of the complaint for denied unconstitutionality filed by AGSA against the mentioned sentence, the Superior Court of Justice ruled that the demolition of the works carried out on the property where the "Distrito Arcos" Shopping Center is currently located is not appropriate, as ordered by the Chamber, confirming the rest of the sentence. Our legal advisors are analyzing the procedural steps to follow.

Based on the detailed mentions above and based on the opinion of our internal and external legal advisors, we conclude that no provision should be registered for these situations.

Emprendimiento Recoleta S.A.

As a result of a public auction, in February 1991, the City of Buenos Aires granted to ERSA a 20-year concession to use a plot of land in Centro Cultural Recoleta, which was set to expire in November 2013.

Pursuant to Decree No. 867/10 dated November 25, 2010, a five-year extension was granted so the agreement expired on November 18, 2018.

On April 12, 2018, ERSA was notified by the Federal National Criminal and Correctional Court No. 1, Secretariat No. 2 in the case entitled “Blaksley Enrique and others s / infraction art. 303” of the judicial intervention for a period of six months, ordering the appointment of collecting and informants overseers and decreeing their general inhibition of assets. On July 20, 2018 and subsequently, on August 10, 2018, ERSA received two new notifications from the same Court in which it was ordered: 1) to transfer to the Court's account 7.36% of the income received by the company for any concept and 2) designate as representatives of the minority of 46.316% in all shareholders' meetings, board meetings, the interveners. On January 8, 2019, the Federal National Criminal and Correctional Court No. 1 decreed the preventive seizure for the purpose of confiscation of 46.316% of all value obtained from the sale and / or liquidation of the assets of ERSA after deduction of taxes and any other expense. Although these measures were appealed in a timely manner, all of them are in force as of the date of these Consolidated Financial Statements.

On November 16, 2018, the Ordinary and Extraordinary General Shareholders meeting resolved the early dissolution and the beginning of the liquidation process of ERSA, appointing Messrs. Gastón Armando Lernoud and Juan Manuel Quintana as liquidator.

On December 5, 2018, the property was returned to the competent authorities, who from that date have control of the property, terminating the concession.

Subsequently, during the Ordinary Shareholders’ Meeting on December 6, 2022, the resignation of Mr. Gastón Armando Lernoud was unanimously accepted.

It should be noted that the end of ERSA’s concession has no significant impact on the Group’s Financial Statements.

Panamerican Mall S.A.

Below is the summarized financial information of subsidiaries with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interests	% of ownership interest held by controlling interests	Book value of controlling interests
06.30.2023	2,164	112,945	1,463	28,015	85,631	20%	17,126	80%	68,505
06.30.2022	1,638	128,484	4,429	33,079	92,614	20%	18,523	80%	74,091

	Revenues	Comprehensive loss for the year	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
06.30.2023	9,277	(6,100)	4,124	(874)	(3,094)	156	177
06.30.2022	8,118	(2,434)	5,207	(630)	(4,552)	25	-

The non-controlling interests of the remaining subsidiaries summarize ARS 5,204 and ARS 4,920 as of June 30, 2023 and 2022, respectively. None of these subsidiaries has a non-controlling interest that individually is considered significant for the Group.